Document And Entity Information	Dec. 30, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	EMBASSY BANCORP, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	000-53528
Entity Tax Identification Number	26-3339011
Entity Address, Address Line One	100 Gateway Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18017
City Area Code	610
Local Phone Number	882-8800
Title of 12(b) Security	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	emyb
Entity Emerging Growth Company	false
Entity Central Index Key	0001449794
Amendment Flag	false